500 Lacey Road, Suite 700
Downers Grove, IL 60515
Telephone +1 630 933 9600
Facsimile +1 630 933 9699 invesco.com/us

January 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

CIK No. 0001209466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust (the “Trust”) that the Prospectuses and Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 274 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 274 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission December 28, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6929.

Very truly yours,

/s/ Stacie L. Lamb

Stacie L. Lamb
Counsel
Invesco Capital Management LLC